Cover	Aug. 07, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	ROCKWELL MEDICAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23661
Entity Tax Identification Number	38-3317208
Entity Address, Address Line One	/30142 S. Wixom Avenue
Entity Address, City or Town	Wixom
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48393
City Area Code	248
Local Phone Number	960-9009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	RMTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001041024
Amendment Flag	false